Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 3.3%
BAE Systems PLC	1,421,173	$ 33,910,063
Leonardo SpA	302,231	16,291,195
Safran SA(1)	129,526	42,711,351
		$ 92,912,609
Banks — 7.9%
Banco Santander SA	3,546,010	$ 30,462,998
BNP Paribas SA	145,880	13,301,080
Citigroup, Inc.(1)	257,504	24,128,125
Grupo Financiero Banorte SAB de CV, Class O	2,248,939	20,028,849
HDFC Bank Ltd.	1,012,840	23,242,954
KBC Group NV	235,904	24,605,703
Societe Generale SA	735,635	46,954,483
Toronto-Dominion Bank	266,466	19,408,017
Truist Financial Corp.(1)	490,452	21,437,657
		$ 223,569,866
Beverages — 1.1%
Diageo PLC(1)	509,559	$ 12,350,459
Pernod Ricard SA	170,114	17,482,394
		$ 29,832,853
Biotechnology — 1.2%
CSL Ltd.	200,677	$ 34,713,951
		$ 34,713,951
Broadline Retail — 4.1%
Amazon.com, Inc.(1)(2)	492,463	$ 115,290,513
		$ 115,290,513
Building Products — 1.0%
Carrier Global Corp.(1)	405,238	$ 27,807,432
		$ 27,807,432
Capital Markets — 2.0%
Charles Schwab Corp.	247,544	$ 24,192,475
London Stock Exchange Group PLC	98,736	12,035,422
State Street Corp.	176,530	19,727,227
		$ 55,955,124
Security	Shares	Value
Chemicals — 0.8%
Sika AG	92,617	$ 21,855,715
		$ 21,855,715
Consumer Finance — 0.8%
Capital One Financial Corp.	104,018	$ 22,363,870
		$ 22,363,870
Consumer Staples Distribution & Retail — 0.4%
U.S. Foods Holding Corp.(2)	130,854	$ 10,904,064
		$ 10,904,064
Diversified Telecommunication Services — 1.3%
Zegona Communications PLC(2)	3,232,578	$ 37,836,053
		$ 37,836,053
Electric Utilities — 2.0%
Iberdrola SA	1,764,826	$ 31,019,142
NextEra Energy, Inc.(1)	339,438	24,120,464
		$ 55,139,606
Electrical Equipment — 2.0%
AMETEK, Inc.(1)	181,247	$ 33,503,508
Schneider Electric SE	89,375	23,129,644
		$ 56,633,152
Electronic Equipment, Instruments & Components — 1.0%
Halma PLC	47,880	$ 2,048,713
Keyence Corp.	75,674	27,373,655
		$ 29,422,368
Energy Equipment & Services — 0.7%
Baker Hughes Co.	459,087	$ 20,681,869
		$ 20,681,869
Entertainment — 1.7%
Walt Disney Co.(1)	407,794	$ 48,572,343
		$ 48,572,343
Financial Services — 2.8%
Global Payments, Inc.(1)	264,325	$ 21,132,784
Visa, Inc., Class A(1)	111,398	38,484,667
Voya Financial, Inc.	263,662	18,456,340
		$ 78,073,791

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.5%
Nestle SA(1)	476,019	$ 41,593,142
		$ 41,593,142
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	161,817	$ 20,419,687
Alcon AG	144,886	12,701,862
Boston Scientific Corp.(1)(2)	157,099	16,482,827
Coloplast AS, Class B	155,557	14,207,334
Intuitive Surgical, Inc.(1)(2)	38,582	18,561,414
Straumann Holding AG	116,355	14,176,677
		$ 96,549,801
Health Care Providers & Services — 0.6%
Amplifon SpA	1,072,904	$ 18,061,162
		$ 18,061,162
Health Care REITs — 0.5%
Healthpeak Properties, Inc.(1)	859,439	$ 14,558,897
		$ 14,558,897
Hotels, Restaurants & Leisure — 5.8%
Amadeus IT Group SA	280,805	$ 22,546,887
Aramark(1)	830,869	35,361,785
Compass Group PLC	2,021,362	71,029,573
InterContinental Hotels Group PLC	219,715	25,276,040
Marriott International, Inc., Class A	39,211	10,345,038
		$ 164,559,323
Household Products — 1.2%
Reckitt Benckiser Group PLC	456,173	$ 34,188,232
		$ 34,188,232
Industrial Conglomerates — 2.0%
Siemens AG	219,042	$ 55,790,681
		$ 55,790,681
Insurance — 4.0%
AIA Group Ltd.	2,578,958	$ 24,046,631
Allstate Corp.(1)	97,979	19,914,232
American International Group, Inc.(1)	299,765	23,270,757
Prudential PLC	1,889,937	23,976,075
RenaissanceRe Holdings Ltd.	91,288	22,250,537
		$ 113,458,232
Security	Shares	Value
Interactive Media & Services — 4.5%
Alphabet, Inc., Class C(1)	664,294	$ 128,115,741
		$ 128,115,741
Life Sciences Tools & Services — 0.8%
Danaher Corp.(1)	115,709	$ 22,813,186
		$ 22,813,186
Machinery — 2.8%
IDEX Corp.(1)	152,131	$ 24,874,940
Ingersoll Rand, Inc.(1)	273,120	23,114,146
Parker-Hannifin Corp.(1)	43,578	31,894,738
		$ 79,883,824
Metals & Mining — 1.2%
Anglo American PLC	543,740	$ 15,299,806
Rio Tinto Ltd.(1)	220,767	15,700,490
Valterra Platinum Ltd.	68,542	3,059,575
		$ 34,059,871
Multi-Utilities — 0.4%
CMS Energy Corp.(1)	142,666	$ 10,528,751
		$ 10,528,751
Oil, Gas & Consumable Fuels — 2.3%
EQT Corp.(1)	512,379	$ 27,540,371
Exxon Mobil Corp.(1)	333,629	37,246,342
		$ 64,786,713
Personal Care Products — 0.3%
L'Oreal Prime De Fidelite	17,096	$ 7,564,689
L'Oreal SA	1,899	840,275
		$ 8,404,964
Pharmaceuticals — 5.6%
AstraZeneca PLC	425,959	$ 62,143,855
Eli Lilly & Co.(1)	49,356	36,526,895
Novo Nordisk AS, Class B	557,699	25,937,446
Zoetis, Inc.(1)	232,923	33,957,844
		$ 158,566,040
Professional Services — 1.7%
Recruit Holdings Co. Ltd.	190,747	$ 11,317,233
RELX PLC	407,944	21,197,209
Verisk Analytics, Inc.(1)	51,839	14,448,047
		$ 46,962,489

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.8%
Invitation Homes, Inc.(1)	691,718	$ 21,201,157
		$ 21,201,157
Semiconductors & Semiconductor Equipment — 11.9%
ASML Holding NV(1)	70,983	$ 49,196,394
Broadcom, Inc.(1)	148,824	43,709,609
Infineon Technologies AG	818,762	32,163,519
Micron Technology, Inc.(1)	350,283	38,229,887
NVIDIA Corp.(1)	708,179	125,963,799
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,069	22,487,332
Tokyo Electron Ltd.	161,286	25,641,036
		$ 337,391,576
Software — 9.0%
Adobe, Inc.(1)(2)	78,590	$ 28,110,857
Intuit, Inc.(1)	36,360	28,547,327
Microsoft Corp.(1)	331,447	176,826,975
Salesforce, Inc.(1)	82,159	21,224,134
		$ 254,709,293
Specialty Retail — 0.6%
TJX Cos., Inc.(1)	140,169	$ 17,455,246
		$ 17,455,246
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.(1)	357,629	$ 74,233,051
		$ 74,233,051
Textiles, Apparel & Luxury Goods — 1.4%
Cie Financiere Richemont SA, Class A	124,514	$ 20,330,170
LVMH Moet Hennessy Louis Vuitton SE	35,143	18,865,176
		$ 39,195,346
Trading Companies & Distributors — 1.0%
IMCD NV	245,401	$ 26,898,572
		$ 26,898,572
Total Common Stocks (identified cost $1,719,501,908)		$2,825,530,469

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(3)	8,006,702	$ 8,006,702
Total Short-Term Investments (identified cost $8,006,702)		$ 8,006,702
Total Investments — 100.3% (identified cost $1,727,508,610)		$2,833,537,171
Total Written Call Options — (0.4)% (premiums received $11,591,388)		$ (10,756,349)
Other Assets, Less Liabilities — 0.0%†		$ 1,325,517
Net Assets — 100.0%		$2,824,106,339
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.6%	$1,716,426,319
United Kingdom	11.0	312,015,619
France	5.2	147,719,448
Germany	3.1	87,954,200
Spain	3.0	84,029,027
Netherlands	2.7	76,094,966
Japan	2.3	64,331,924
Switzerland	2.0	56,362,562
Hong Kong	1.7	48,022,706
Denmark	1.4	40,144,780
Italy	1.2	34,352,357
Belgium	0.9	24,605,703
India	0.8	23,242,954
Taiwan	0.8	22,487,332
Bermuda	0.8	22,250,537
Mexico	0.7	20,028,849
Canada	0.7	19,408,017
South Africa	0.6	18,359,381
Australia	0.5	15,700,490
Total Investments	100.0%	$2,833,537,171
Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	770	EUR	40,963,384	EUR	5,500	8/8/25	$ (19,185)
Dow Jones Euro STOXX 50 Index	780	EUR	41,495,376	EUR	5,500	8/15/25	(57,786)
Dow Jones Euro STOXX 50 Index	780	EUR	41,495,376	EUR	5,475	8/22/25	(145,647)
Dow Jones Euro STOXX 50 Index	780	EUR	41,495,376	EUR	5,450	8/29/25	(343,005)
FTSE 100 Index	880	GBP	80,368,728	GBP	9,100	8/15/25	(820,873)
Nikkei 225 Index	500	JPY	20,534,910,000	JPY	40,875	8/8/25	(1,872,500)
S&P 500 Index	124	USD	78,608,436	USD	6,300	8/1/25	(626,200)
S&P 500 Index	123	USD	77,974,497	USD	6,350	8/4/25	(350,304)
S&P 500 Index	123	USD	77,974,497	USD	6,350	8/6/25	(492,000)
S&P 500 Index	125	USD	79,242,375	USD	6,350	8/8/25	(553,750)
S&P 500 Index	124	USD	78,608,436	USD	6,320	8/11/25	(955,296)
S&P 500 Index	122	USD	77,340,558	USD	6,310	8/13/25	(1,051,884)
S&P 500 Index	121	USD	76,706,619	USD	6,370	8/15/25	(678,689)
S&P 500 Index	122	USD	77,340,558	USD	6,400	8/18/25	(650,870)
S&P 500 Index	122	USD	77,340,558	USD	6,400	8/20/25	(633,912)
S&P 500 Index	122	USD	77,340,558	USD	6,450	8/22/25	(406,748)
S&P 500 Index	122	USD	77,340,558	USD	6,475	8/25/25	(544,730)

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
S&P 500 Index	121	USD	76,706,619	USD	6,450	8/27/25	$ (552,970)
Total							$(10,756,349)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,006,702, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$15,256,522	$438,789,015	$(446,038,835)	$ —	$ —	$8,006,702	$584,630	8,006,702
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 176,688,084	$ 37,836,053	$ —	$ 214,524,137
Consumer Discretionary	178,452,582	158,047,846	—	336,500,428
Consumer Staples	10,904,064	114,019,191	—	124,923,255
Energy	85,468,582	—	—	85,468,582
Financials	294,795,537	198,625,346	—	493,420,883
Health Care	148,761,853	181,942,287	—	330,704,140
Industrials	155,642,811	231,245,948	—	386,888,759
Information Technology	559,332,971	136,423,317	—	695,756,288
Materials	3,059,575	52,856,011	—	55,915,586
Real Estate	35,760,054	—	—	35,760,054
Utilities	34,649,215	31,019,142	—	65,668,357
Total Common Stocks	$1,683,515,328	$1,142,015,141*	$ —	$2,825,530,469
Short-Term Investments	$ 8,006,702	$ —	$ —	$ 8,006,702
Total Investments	$1,691,522,030	$1,142,015,141	$ —	$2,833,537,171
Liability Description
Written Call Options	$ (7,497,353)	$ (3,258,996)	$ —	$ (10,756,349)
Total	$ (7,497,353)	$ (3,258,996)	$ —	$ (10,756,349)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.